Employee Benefit Plans	3 Months Ended
Mar. 31, 2026
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

The expenses included on the condensed consolidated statements of income (loss) were as follows:

Three months ended March 31, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$895	$72	$967	$158	$—	$158
Interest (income) expense	$(772)	$(20)	$(792)	$280	$9	$289
Three months ended March 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$1,061	$138	$1,199	$167	$—	$167
Interest (income) expense	$(618)	$36	$(582)	$263	$54	$317

No amounts were recorded on the statements of comprehensive income (loss) for the three months ended March 31, 2026 or 2025.

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at March 31, 2026	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$42,903	$(1,164)	$41,739	$22,589	$436	$23,025
Included in other long-term assets	$109,386	$—	$109,386	$—	$—	$—
As at December 31, 2025	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Included in other long-term liabilities	$43,288	$(952)	$42,336	$22,400	$424	$22,824
Included in other long-term assets	$109,812	$—	$109,812	$—	$—	$—